THE MANAGERS FUNDS
MANAGERS INTERNATIONAL EQUITY FUND, MANAGERS EMERGING MARKETS EQUITY
		FUND AND MANAGERS GLOBAL BOND FUND
	(each a "Fund" and collectively the "International Funds")

		Supplement dated September 15, 2003
     to the Prospectus and Statement of Additional Information dated May 1, 2003 (as supplemented June 9, 2003)

  The following information supersedes any information to the contrary relating to Managers International Equity Fund, Managers
Emerging Markets Equity Fund and Managers Global Bond Fund (the
"International Fund") contained in the Funds' Prospectus and Statement of Additional Information dated May 1, 2003, as supplemented June 9, 2003:

		Managers International Equity Fund and
		Managers Emerging Markets Equity Fund
		--------------------------------------

Fees and Expenses
=================
Shareholder Fees (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of the offering price)		None
Maximum Deferred Sales Charge (Load)			None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions			None
Redemption Fee (as a percentage of amount redeemed)1	2%
Maximum Account Fee 					None


		   Managers Global Bond Fund
		   -------------------------

Fees and Expenses
=================
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of the offering price)		None
Maximum Deferred Sales Charge (Load)			None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions			None
Redemption Fee (as a percentage of amount redeemed) 	1%
Maximum Account Fee 					None


Redemption Fee
==============
  Managers International Equity Fund, Managers Emerging Markets
Equity Fund and Managers Global Bond Fund will deduct a redemption fee (the "Redemption Fee") from the proceeds of any redemption (including a redemption by exchange) of shares purchased after October 1, 2003 and redeemed within 60 days of the purchase of those shares, according to the following schedule:

	           Fund				Redemption Fee
	---------------------------------- 	--------------
	Managers International Equity Fund	2.00%
	Managers Emerging Markets Equity Fund	2.00%
	Managers Global Bond Fund		1.00%

  For purposes of determining whether a redemption is subject to the Redemption Fee, redemptions of International Fund shares are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first and shares with the shortest holding period will be treated as being redeemed last.

  The Redemption Fee is paid to the International Fund from which your shares are redeemed and is intended to offset transaction and other expenses caused by early redemptions. The Redemption Fee does not apply to redemptions (including redemptions by exchange) of shares of the International Funds purchased by automatic reinvestment of dividend or capital gains distributions. The Redemption Fee may not apply in other situations such as redemptions by certain retirement plan accounts and accounts maintained under the ManagersChoice Program. Each International Fund reserves the right to modify the terms of, or terminate, the Redemption Fee at any time.


September 15, 2003

------------------------------------------------------------------------
These fees are charged only on redemptions (including exchanges) of shares of the International Funds that: (i) were purchased after October 1, 2003, and (ii) are redeemed within 60 days of purchase. (See
"Redemption Fee" below.)